AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 2000


                       1933 Act REGISTRATION NO. 333-35587


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 4

                                    FORM S-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                       UNITED OF OMAHA SEPARATE ACCOUNT B
                              (EXACT NAME OF TRUST)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                  Mutual of Omaha Plaza, Omaha, Nebraska 68175
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)



                               NAME AND ADDRESS OF
                               AGENT FOR SERVICE:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska 68175-1008
                      Internet: mike.huss@mutualofomaha.com


                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     (TITLE OF SECURITIES BEING REGISTERED)


It is proposed that this filing will become effective (check appropriate box):


    [ ] Immediately upon filing pursuant to paragraph (b).
    [ ] On (date) pursuant to paragraph  (b).
    [ ] 60 days after filing  pursuant to paragraph  (a)(1).
    [x] On May 1, 2000 pursuant to paragraph (a)(i) of Rule 485.


    If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        [ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                                     ------

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                       Registration Statement on Form S-6
                              Cross-Reference Sheet


FORM N-8B-2
ITEM NO.        CAPTION IN PROSPECTUS
--------        ---------------------

1               Cover Page
2               Cover Page
3               Inapplicable
4               Policy Distributions
5               About Us
6               Variable Investment Options
9               Inapplicable
10(a)           Policy Application and Issuance
10(b)           Policy Distributions
10(c), (d), (e) Policy Distributions; Lapse and Grace Period; Reinstatement 10(f), (g), (h) Voting Rights; Tax Matters
10(i)           Important Policy Provisions
11              Variable Investment Options
12              Variable Investment Options; Policy Distributions
13              Expenses; Tax Matters; Policy Distributions; Appendix A
14              Policy Application and Issuance
15              Policy Application and Issuance
16              Variable Investment Options
17              Captions referenced under Items 10(c), (d), (e) and (i) above
18              Variable Investment Options
19              Reports to You; Voting Rights; Policy Distributions
20              Captions referenced under Items 6 and 10(g) above
21              Policy Loans
22              Inapplicable
23              Policy Distributions
24              Important Policy Provisions
25              About Us
26              Policy Distributions
27              About Us
28              Our Management
29              About Us
30              Inapplicable
31              Inapplicable
32              Inapplicable
33              Inapplicable
34              Inapplicable
35              About Us
36              Inapplicable
37              Inapplicable
38              Policy Distributions
39              Policy Distributions
40              Inapplicable
41(a)           Policy Distributions
42              Inapplicable
43              Inapplicable
44(a)           Variable Investment Options; Policy Application and Issuance
44(b)           Expenses; Policy Distributions
44(c)           Expenses
45              Inapplicable

46              Variable  Investment  Options;  Captions referenced under Items
                10(c), (d), and (e) above
47              Inapplicable
48              About Us
49              Inapplicable
50              Variable Investment Options
51              Cover  Page,   Introduction   and  Summary,   Important  Policy
                Provisions, Tax Matters, Policy Distributions
52              Tax Matters
53              Tax Matters
54              Inapplicable
55              Inapplicable
59              Financial Statements

UNITED OF OMAHA
A MUTUAL OF OMAHA COMPANY LOGO

                                                        PROSPECTUS:  May 1, 2000


                                                            ULTRA VARIABLE LIFE
                                                    Individual Flexible Premium
                                              Variable Universal Life Insurance



    This Prospectus describes ULTRA VARIABLE LIFE, a variable universal life insurance policy offered by UNITED OF OMAHA LIFE INSURANCE COMPANY. The minimum specified amount of insurance coverage is $100,000.

                                                   The   Policy    includes   30
                                                   variable  options  (where you
                                                   have  the  investment   risk)
                                                   with  investment   portfolios
                                                   from:


    The   investment    portfolios    offered
    through  the  Policy  may have names that        THE ALGER AMERICAN FUND
    are  nearly  the same or  similar  to the        DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    names of retail  mutual  funds.  However,        FEDERATED'S INSURANCE SERIES
    these  investment  portfolios are not the        FIDELITY'S  VARIABLE INSURANCE PRODUCTS FUNDS
    same as those retail mutual  funds,  even        AND VARIABLE INSURANCE PRODUCTS FUND II
    though  they have  similar  names and may        MFS VARIABLE INSURANCE TRUST
    have  similar   characteristics  and  the        MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
    same     managers.     The     investment        PIONEER VARIABLE CONTRACTS TRUST
    performance    of    these     investment        SCUDDER VARIABLE LIFE INVESTMENT FUND
    portfolios is not necessarily  related to        T. ROWE PRICE  EQUITY  SERIES,  FIXED  INCOME
    the  performance  of  the  retail  mutual        SERIES AND INTERNATIONAL SERIES
    funds.  The  investment   portfolios  are
    described in separate  prospectuses  that      And two  fixed  rate  options  (where  we have  the
    accompany this Prospectus.                     investment risk).

    The variable options are not direct investments in mutual fund shares, but are offered through Subaccounts of United of Omaha Separate Account B. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE OPTIONS THAT YOU CHOOSE. THERE IS NO MINIMUM GUARANTEED CASH SURRENDER VALUE FOR ANY AMOUNTS YOU ALLOCATE TO THE VARIABLE OPTIONS. THE AMOUNT OF THE DEATH BENEFIT CAN ALSO VARY AS A RESULT OF INVESTMENT PERFORMANCE.


               Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the other prospectuses for the investment portfolios for future reference.

               The Securities and Exchange Commission ("SEC") maintains an internet web site (HTTP://WWW.SEC.GOV) that contains more information about the Policy and us. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS NOT APPROVED OR DISAPPROVED THE POLICY. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

   o       ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL
   o       ARE NOT BANK DEPOSITS
   o       ARE NOT GOVERNMENT INSURED
   o       ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o       MAY NOT ACHIEVE THEIR GOALS


UNITED OF OMAHA, Variable Product Services, P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354

-----------------------------------------------------------
CONTENTS
                                                                       PAGE(S)
                                                                       --------
            DEFINITIONS
            ---------------------------------------------------------- --------
            INTRODUCTION AND SUMMARY
                Comparison to Other Policies and Investments
                How the Policy Operates
            ---------------------------------------------------------- --------
            ABOUT US
            ---------------------------------------------------------- --------
             INVESTMENT OPTIONS
                Variable Investment Options
                Fixed Rate Options
                   Transfers
                Dollar Cost Averaging
                STEP Program
                Asset Allocation Program
                Rebalancing Program
            ---------------------------------------------------------- --------
            IMPORTANT POLICY PROVISIONS
                Policy Application and
                   Issuance                    Telephone Transactions
                Accumulation Value             Reinstatement
                Lapse and Grace Period         Maturity Date
                Paid-Up Life                   Coverage Beyond
                   Insurance                   Maturity
                Misstatement of Age or         Delay of Payments
                Sex                            Minor Owner or
                Suicide                           Beneficiary
                Incontestability
            ------------------------------ --------------------------- --------
             EXPENSES
                Deductions from Premium        Surrender Charge
                Monthly Deduction
                   Transfer Charge             Paid-Up Life
                                Insurance Charge

                               Series Fund Charges
            ------------------------------ --------------------------- --------
             POLICY DISTRIBUTIONS
                Policy Loans                   Death Benefits
                Surrender                      Payment of Proceeds
                Partial Withdrawals
            ------------------------------ --------------------------- --------
            TAX MATTERS
                Life Insurance                 Other Policy Owner
                  Qualification                  Tax Matters
                Tax Treatment of Loans
                  and Other Distributions
           ------------------------------ --------------------------- --------
            MISCELLANEOUS
                Our Management                 Legal Proceedings
                Distribution of the            Independent Auditors
                Policies                       Reports to You
                Voting Rights                  Do You Have Questions?
                State Regulation
            ------------------------------ --------------------------- --------
            ILLUSTRATIONS
            ---------------------------------------------------------- --------
            FINANCIAL STATEMENTS

-----------------------------------------------------------
DEFINITIONS



ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options). The Policy sets forth the calculation of the value of Accumulation Units.

ALLOCATION DATE is the first Business Day following the completion of your "right to examine period" .

BENEFICIARY is the person(s) or other legal entity who receives the death benefits of the Policy, if any, upon the insured's death.


BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Accumulation Value, less any Policy loans, unpaid loan interest, and any applicable surrender charge.


LOAN ACCOUNT is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the Variable Account. The Loan
Account is part of our general account.

MONTHLY DEDUCTION is a monthly charge which includes a mortality and expense risk charge, an administrative charge, a charge for the cost of any riders in effect for that month and a cost of insurance charge.

NET AMOUNT AT RISK means the death benefit less the Accumulation Value on a Monthly Deduction date after deducting the rider charges, if any, the risk charge for the current month, and the administrative charge. If the Policy's death benefit option is option 2, the Net Amount at Risk is the specified amount of insurance coverage.

NO LAPSE PERIOD is a period of time during which the Policy will not lapse as long as specified premiums are paid and no withdrawals are taken or Policy loans are outstanding.


OWNER is you --- the person(s) who may exercise all rights and privileges under the Policy.


POLICY is the Ultra Variable Life Policy, a flexible premium variable universal life policy offered by us through this Prospectus.

POLICY YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the date of issue of the Policy.


SERIES FUNDS are diversified, open-end investment management companies in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.


US, WE, OUR, UNITED OF OMAHA is United of Omaha Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

VARIABLE ACCOUNT is United of Omaha Separate Account B, a separate account maintained by us.

WRITTEN NOTICE is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

-----------------------------------------------------------

        THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY LAWFULLY BE SOLD. NO ONE IS AUTHORIZED TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE POLICY THAT ISN'T IN THE PROSPECTUS; IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS BEING ACCURATE OR ADEQUATE.


        THIS  PROSPECTUS   GENERALLY  DESCRIBES  ONLY  THE  VARIABLE  INVESTMENT
OPTIONS, EXCEPT WHEN THE FIXED RATE OPTIONS ARE SPECIFICALLY MENTIONED.

-----------------------------------------------------------
INTRODUCTION AND SUMMARY

    THIS INTRODUCTION AND SUMMARY BRIEFLY NOTES SOME OF THE IMPORTANT THINGS ABOUT THE POLICY, BUT IT IS NOT A COMPLETE DESCRIPTION OF THE POLICY. THE REST OF THIS PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, AND YOU SHOULD READ THE ENTIRE PROSPECTUS CAREFULLY.


    The ULTRA VARIABLE LIFE Policy described in this Prospectus is a variable universal life insurance policy issued by United of Omaha Life Insurance Company. The Policy pays a death benefit upon the insured's death, and a Cash Surrender Value is available if you surrender the Policy. The insured person cannot be over 90 when we issue the Policy. You have considerable flexibility under the Policy; within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. The minimum initial premium is the amount necessary to purchase $100,000 of insurance coverage.
    The Policy is a variable universal life Policy, which means that you can allocate your premium to up to 30 different variable investment options, where you can gain or lose money on your investment. You may also allocate your premiums to up to two fixed rate options, where we guarantee you will earn a fixed rate of interest. The death benefit can also vary up or down as a result of that investment experience. However, the death benefit will not be less than the current specified amount of insurance coverage less any outstanding Policy loans and unpaid loan interest.
    There is no guaranteed minimum Accumulation Value. Regardless of whether you pay the planned premiums, the Policy could lapse if the Accumulation Value is not sufficient to pay the Monthly Deduction. However, the Policy will not lapse during the No-Lapse Period, if you pay the required premium.
    The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You may transfer your Accumulation Value among the Subaccounts and between the Subaccounts and the fixed rate options, subject to certain restrictions (in particular, restrictions on transfers out of the fixed rate options).
    You can surrender the Policy completely, make a partial cash withdrawal, and take out a Policy loan, subject to certain restrictions. However, surrenders, withdrawals and loans may be taxable and subject to a penalty tax.


    BUYING  THE  POLICY  MIGHT  NOT BE A GOOD  WAY OF  REPLACING  EXISTING  LIFE
INSURANCE, ESPECIALLY IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

o       COMPARISON TO OTHER POLICIES AND INVESTMENTS

    The Policy offered by this Prospectus is designed to provide life insurance coverage for the insured. It is not offered primarily as an investment.
    COMPARED TO OTHER LIFE INSURANCE POLICIES. In many respects, the Policy is similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides loan privileges and surrender values. The Policy gives you the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit payable under the Policy. The Policy is different from fixed-benefit life insurance in that the death benefit may vary as a result of the investment experience of the variable investment options that you select. The Accumulation Value will always vary in accordance with that investment experience.

               A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

    COMPARED TO MUTUAL FUNDS. The Policy is designed to provide life insurance protection. Although the underlying investment portfolios operate like mutual funds and have the same investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

o   The Policy provides a death benefit based on the life of the insured.

o The Policy can lapse with no value if your Accumulation Value is not enough to pay a Monthly Deduction unless the Policy is in a No-Lapse Period.
o Insurance-related charges not associated with mutual fund investments are deducted from the values of the Policy.

o We, not you, own the shares of the underlying investment portfolios. You have interests in our Subaccounts that invest in the investment portfolios that you select.

o Premiums paid are held in the Federated Prime Money Fund II portfolio until the end of any "right to examine period" required by state law plus five Business Days.

o Federal income tax liability on any earnings is deferred until you receive a distribution from the Policy.
o Transfers from one Subaccount to another are accomplished without tax liability.
o Premature withdrawals may be subject to a 10% federal tax penalty. Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although (a) such earnings are exempt from taxation if received as a death benefit, and (b) taxation is deferred until such earnings are distributed.
o The Policy might be a "modified endowment contract." If it is, then (a) there will be a 10% penalty tax on withdrawals before age 59 1/2; (b) withdrawals would be deemed to come from earnings first (taxable), then from your investment; and (c) loans will be treated as withdrawals.
o Most states grant you a time period to review your policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state, and are stated on the cover of your Policy.

o   HOW THE POLICY OPERATES

The following chart shows how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                                POLICY FLOW CHART
        ----------------------------------------------------------------
                                     PREMIUM

     o The minimum initial premium required is based on the initial specified amount of insurance coverage (minimum amount of $100,000).

     o Additional premium payments may be required pursuant to a planned premium schedule. Payments in addition to planned premiums may be made, within limits.

     o Additional premiums may be required to prevent the Policy from lapsing. Payment of the planned premiums may NOT be enough to keep the Policy from lapsing, except in some circumstances during the No-Lapse Period.



       ------------------------------------------------------------------
                      DEDUCTIONS BEFORE ALLOCATING PREMIUM
                      Premium Charges per premium payment:

     o 3.75% of each premium for state and federal tax expenses (which may be more or less than the actual amount of federal and state tax expense that we will pay).
     o    $2 from each premium for premium processing expenses.

       ------------------------------------------------------------------

 -------------------------------------------------------------------------------
                              INVESTMENT OF PREMIUM
     o You direct the allocation of all net premiums among the 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer account. Each Subaccount invests in a corresponding investment portfolio.
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                          CHARGES DEDUCTED FROM ASSETS

   o We take a Monthly Deduction Amount out of your Accumulation Value (the annual rates set forth below are calculated as a percentage of Accumulation Value) composed of:
   - 0.70% for mortality and expense risk charge during Policy Years 1 - 10; 0.25% after Policy Year 10. The mortality and risk charge after Policy Year 10 will never exceed the guaranteed maximum charge of 0.55%.
   -     $7 administrative charge.
   -     A cost of insurance charge (based on the Net Amount at Risk).
   -     Rider charges (if any).

   o   $10 fee for transfers among the Subaccounts and the fixed account (first
       12   transfers per Policy Year are free). o Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
   -----------------------------------------------------------------------------

      --------------------------------------------------------------------------
                               ACCUMULATION VALUE

      Your Accumulation Value is equal to your net premiums, as adjusted up or down each Business Day to reflect your Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted, and other Policy transactions (such as loans and partial withdrawals).

     o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value. The Policy may lapse, even if there is no Policy loan.
     o Accumulation Value can be transferred among the Subaccounts and the fixed account. Policy loans reduce the amount available for allocations and transfers.
     o    Dollar cost averaging and asset rebalancing programs are available.
     o Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the death benefit.

 -------------------------------------------------------------------------------



---------------------------------------------------------------- -----------------------------------------
               ACCUMULATION VALUE BENEFITS                                      DEATH BENEFIT

o   After the first Policy Year (at any time in Indiana),               o Received income tax free to
     you can  take  loans  for  amounts  up to 100% of Cash               Beneficiary.
    Surrender  Value (less loan  interest to the end of the             o Available  as lump sum or  under
    Policy  Year and a  sufficient  Monthly  Deduction  to keep           a variety of payout options.
    the Policy in force for at least one month) at a net                o Two death  benefit  options  are
    annual  interest  rate  charge of 2%.                                 available:
o   Preferred  loans are  available  beginning  in the 10th              (1)  greater  of (a) current
    Policy  Year and later with a net  interest  rate charge of           specified amount;  or  (b)
    0%.  All loans  become  preferred  loans  beginning  in the           Accumulation  Value on the date of
    10th Policy Year.                                                     death plus a corridor amount; or
o   You can  surrender  the  Policy in full at any time for              (2)  Accumulation Value plus  the
    its  Cash  Surrender   Value,   or  withdraw  part  of  the           greater of (a) the current
    Accumulation   Value  (after  the  first  Policy  Year).  A           specified  amount, or (b) a corridor
    surrender  charge,  based upon issue age,  sex, risk class,           amount.
    and the amount of time you have had your Policy,  may apply         o  Flexibility   to  change   death
    to any  surrender or reduction in the  specified  amount of            benefit option and specified  amount
    insurance  coverage for the first 12 Policy Years.  Federal            of insurance coverage.
    taxes and tax penalties may also apply.                             o  Rider benefits are available.
o   If the Policy is a modified endowment contract,  then               DEATH BENEFIT PROCEEDS PAID ARE REDUCED
    Policy loans will be treated as withdrawals  for tax                BY ANY POLICY LOAN BALANCE AND UNPAID
    purposes.                                                           LOAN INTEREST.
o   Fixed and variable payout options are available.


--------------------------------------------------------------------------------

The ILLUSTRATIONS section at the end of this Prospectus has illustration tables demonstrating how the Policy operates, given the Policy's expenses and several assumed rates of return. These tables may assist you in comparing the Policy's death benefits, Cash Surrender Values and Accumulation Values with those of other variable life insurance policies. Please review these tables to better understand the effect of expenses upon the Policy. You may also ask us to provide a comparable illustration based upon your specific situation.

                For more detailed information about the Policy,
             Please read the rest of this Prospectus and the Policy.

-----------------------------------------------------------------------
ABOUT US

    We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running MUTUAL OF OMAHA'S WILD KINGDOM television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia. As of December 31, 1999, United of Omaha had assets of over $10 billion.
    We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Rating Services, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.


-----------------------------------------------------------
INVESTMENT OPTIONS

                    The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which investment portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

        We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your premiums to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account are limited to initial premium and rollovers only). Allocations must be in whole percentages and total 100%.

        You can choose among 30 variable investment options and two-fixed rate options.


o       VARIABLE INVESTMENT OPTIONS

                       The investment portfolios are not  available for purchase
                    directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain investment portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the investment portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) investment portfolios. There can be no assurance, and no representation is made, that the investment results of any of the investment portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
                       For detailed information about any  investment portfolio,
                    including its performance history, refer to the prospectus for that investment portfolio.

        With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.
        The Variable Account, United of Omaha Separate Account B, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.


---------------- ---------------------------------------------------- ------------------------------------
                             Variable Investment Options
     Asset            Under United of Omaha Separate Account B                     Objective
  Category *                  (Series Fund - Portfolio)
---------------- -----------------------------------------------------------------------------------------
                                        Investments
---------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -
                    MFS EMERGING GROWTH SERIES PORTFOLIO (5)              Long-term capital appreciation.

AGGRESSIVE
GROWTH
------------------- ---------------------------------------------------- ------------------------------------
                               Common  stock  of  emerging   growth   companies,
                               including  companies  located outside of the U.S.
                               which may be classified as emerging markets.

------------------- ---------------------------------------------------- ------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (1)    Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of small capitalization companies.
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -
                    DEUTSCHE VIT SMALL CAP EQUITY INDEX VIT FUND        Long-term capital appreciation.
                    PORTFOLIO (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small capitalization companies.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Long-term capital appreciation
REAL ESTATE         PIONEER REAL ESTATE GROWTH PORTFOLIO(8)              With current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Real estate  investment  trusts (REITs) and other
                               real estate industry companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price International Series, Inc. -
                    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (10)     Long-term capital appreciation.

INTERNATIONAL
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF INTERNATIONAL PORTFOLIO (9)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -              Long-term capital appreciation.
                    SCUDDER VLIF GLOBAL DISCOVERY PORTFOLIO (9)
------------------- -----------------------------------------------------------------------------------------
                    Common stock of small U.S. and non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW EMERGING MARKETS EQUITY PORTFOLIO (6)           Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities  of  growth  companies   located  in  "emerging"   foreign
                               countries  (countries  whose  economies  are less
                               economically   mature  than  those  of  developed
                               nations).
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -                Long-term capital appreciation
                    DEUTSCHE VIT EAFE EQUITY INDEX FUND PORTFOLIO(12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -                       High current income.
BOND -              MFS HIGH INCOME SERIES PORTFOLIO (5)
HIGH YIELD
------------------- ---------------------------------------------------- ------------------------------------
                               High  yield,   lower-rated  bonds  or  comparable
                               unrated securities.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE NEW AMERICAN GROWTH PORTFOLIO (11)     Long-term capital appreciation.

      GROWTH

------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of U.S. growth companies.
------------------- -----------------------------------------------------------------------------------------

                                       8


                    MFS Variable Insurance Trust -
                    MFS RESEARCH SERIES PORTFOLIO (5)
------------------- ---------------------------------------------------- ------------------------------------




                                                                         Long-term capital appreciation
                                                                         and future income.
------------------- ---------------------------------------------------- ------------------------------------
                               Common   stock  or   comparable   securities   of
                               companies expected to possess better-than-average
                               prospects for long-term growth.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY VIP II CONTRAFUND PORTFOLIO (3)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common Stock of companies,  foreign and domestic,
                               which the fund  manager  believes  are  currently
                               undervalued.
------------------- -----------------------------------------------------------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN GROWTH PORTFOLIO (1)                  Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of companies with total market
                               capitalization of $1 billion or more.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER MIDCAP VALUE FUND PORTFOLIO (8)              Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of mid-size companies,  which the fund
                               manager believes are currently undervalued.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -
                    MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO (5)       Capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common  stock and related  securities  of foreign
                               and domestic companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -                              Capital appreciation.
                    PIONEER GROWTH SHARES PORTFOLIO(8)
------------------- ---------------------------------------------------- ------------------------------------
                    Common stock and equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------

                    Fidelity  Variable  Insurance  Products  Fund  II -             Capital appreciation
                    FIDELITY VIP II INDEX 500  PORTFOLIO  (3)                       with current income.
GROWTH &
INCOME
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies that comprise the S & P
                               500 index.
------------------- -----------------------------------------------------------------------------------------
                    Scudder  Variable Life Investment  Fund -                       Long-term capital appreciation
                    SCUDDER VLIF GROWTH AND INCOME  PORTFOLIO  (9)                  with current income.
------------------- -----------------------------------------------------------------------------------------
                               Common  and  preferred   stock,   and  securities
                               convertible  into common stock, of companies that
                               offer  the   prospect  for  growth  while  paying
                               current dividends.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER FUND PORTFOLIO(8)                            Current income and capital
                                                                         appreciation.
------------------- -----------------------------------------------------------------------------------------
                    Equity securities, primarily of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -                  Dividend income and long-term
                    T. ROWE PRICE EQUITY INCOME PORTFOLIO (11)           capital appreciation.
EQUITY
INCOME
------------------- -----------------------------------------------------------------------------------------
                               Common stock of  established  companies  that pay
                               dividends.
------------------- ---------------------------------------------------- ------------------------------------
                    Fidelity Variable  Insurance Products Fund -        Dividend income and  capital
                    FIDELITY  VIP  EQUITY  INCOME  PORTFOLIO  (3)       appreciation surpassing the S&P
                                                                        500 average.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of established  companies that produce
                               income and capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Current income and long-term
                    PIONEER EQUITY-INCOME PORTFOLIO (8)                  capital appreciation.
------------------- -----------------------------------------------------------------------------------------

                                Income producing equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -     (11)         Capital appreciation and income.
                    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

BALANCED
------------------- -----------------------------------------------------------------------------------------
                               Diversified  portfolio of stock,  bonds and money
                               market securities.
------------------- ---------------------------------------------------- ------------------------------------
                    Fidelity  Variable  Insurance  Products Fund II -    High total return.
                    FIDELITY VIP II ASSET MANAGER PORTFOLIO (3, 4)
------------------- -----------------------------------------------------------------------------------------
                               Diversified  portfolio  of  domestic  and foreign
                               stock,   bonds,   short-term   and  money  market
                               securities.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -                       Income and capital appreciation.
BOND -              MFS GLOBAL GOVERNMENTS SERIES PORTFOLIO (5)
INTERNATIONAL
------------------- -----------------------------------------------------------------------------------------
                               Foreign and U.S. government bonds or other debt securities.
------------------- -----------------------------------------------------------------------------------------
                    Federated Insurance Series -                         Current income.
                    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                    PORTFOLIO (2)

                                       9

BOND -
DOMESTIC
------------------- -----------------------------------------------------------------------------------------
                               U.S. government securities.
------------------- ---------------------------------------------------- ------------------------------------
                    T. Rowe Price Fixed Income Series, Inc. -            Current income.
                    T. ROWE PRICE LIMITED TERM BOND PORTFOLIO (11)
------------------- ---------------------------------------------------- ------------------------------------
                               Short-  and  intermediate-term  investment  grade
                               debt securities.
------------------- -----------------------------------------------------------------------------------------
                                                                         Current income.
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW FIXED INCOME PORTFOLIO (7)
------------------- -----------------------------------------------------------------------------------------
                               Diversified portfolio of fixed income securities.
------------------- ---------------------------------------------------- ------------------------------------
                    Federated Insurance Series -                         Current income.
MONEY MARKET        FEDERATED PRIME MONEY FUND II PORTFOLIO (2)
------------------- -----------------------------------------------------------------------------------------
                               High quality fixed income securities  maturing in
                               13 months or less.
------------------- -----------------------------------------------------------------------------------------

(*) Asset category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure that any portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT.


INVESTMENT ADVISERS OF THE SERIES FUNDS:
        (1)    Fred Alger Management, Inc.

        (2)    Federated Investment Management Company.
        (3)    Fidelity Management & Research Company.
        (4) Fidelity Management and Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and
               investment   recommendations  with  respect  to  companies  based
               outside the United States.
        (5)    Massachusetts Financial Services Company.
        (6)    Morgan Stanley Dean Witter Investment Management, Inc.
        (7)    Miller Anderson & Sherrerd, LLP.
        (8)    Pioneer Investment Management, Inc.
        (9)    Scudder Kemper Investments, Inc.
        (10) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
               Fleming Holdings Limited.
        (11)   T. Rowe Price Associates, Inc.
        (12)   Bankers Trust Company.

                    We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. Government.


    The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.


    Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

    We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.


    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on August 27, 1996. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. THE INVESTMENT PORTFOLIOS MAY FAIL TO MEET THEIR OBJECTIVES, AND THEY COULD GO DOWN IN VALUE. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.

o       ADDING, DELETING, OR SUBSTITUTING VARIABLE OPTIONS


    We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account.

    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II portfolio.
    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o       FIXED RATE OPTIONS

                    The actual net effective minimum interest rate, after deduction of the mortality and expense risk charge, is guaranteed to yield 3.3% per year (compounded annually) for the first 10 Policy Years and 3.45% per year thereafter (except in Maryland, where the minimum net rates will yield -0.7% per year for the first ten Policy Years and -0.55% per year thereafter).


    There are two fixed rate options: a systematic transfer account and a fixed account. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 4.0% per year, compounded annually, in all states except Maryland (the -minimum rate is guaranteed to yield 0.0% for policies issued in Maryland). We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. HOWEVER, YOU BEAR THE RISK THAT WE WILL NOT CREDIT MORE INTEREST THAN WILL YIELD 4.0% PER YEAR (OR MORE THAN 0.0% IN MARYLAND) FOR THE LIFE OF THE POLICY. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, see the Policy.


o       SYSTEMATIC TRANSFER ACCOUNT (MAY NOT BE AVAILABLE IN ALL STATES)

    The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program") when you buy the Policy. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange).
    Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in 12 months. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer account may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

                    All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.

FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNT

    The fixed account and the systematic transfer account are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate premiums to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.
                    We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.

    WE HAVE COMPLETE DISCRETION TO DECLARE INTEREST IN EXCESS OF THE GUARANTEED MINIMUM RATE, OR NOT TO DECLARE ANY EXCESS INTEREST. However, once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to the systematic transfer account and the fixed account.

    We guarantee that, prior to the payment of the death benefit or at the Policy maturity date, the amount in your fixed account or systematic transfer account will be not be less than:

(i) the amount of premiums allocated or Accumulation Value transferred to the fixed account or systematic transfer account, plus
(ii) interest at the guaranteed minimum interest rate, plus
(iii)excess interest (if any) credited to amounts in the fixed account or systematic transfer account, less
(iv) that part of the Monthly Deduction allocated to the fixed account or systematic transfer account, less
(v) any premium taxes or other taxes allocable to the fixed account or systematic transfer account, and less
(vi) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any surrender charges) or transfers to the Variable Account or to a loan account.

o       TRANSFERS

    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. After the "right to examine" period, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, as often as you like, subject to these rules:


    TRANSFER RULES:

o We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.

o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)

o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. We will allow no more than 24 transfers in any Policy Year. This fee is deducted from the amount transferred.
o       A transfer from the fixed account:
    may be made only once each Policy Year;

     -    is free;

     -    may be delayed up to six months (30 days in West Virginia)
     -    does not count toward the 12 free transfer limit; and
     - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.

o We reserve the right to limit transfers, or to modify transfer privileges and we reserve the right to change the transfer rules at any time.

o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II portfolio.

o Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.
o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

    THIRD-PARTY TRANSFERS. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. We can suspend or cancel our acceptance of this authorization any time. An example of a reason might be if the third party is practicing "market timing." We can also limit the availability of Subaccounts and the fixed account for transfers by the third party.


o       DOLLAR COST AVERAGING

                    The dollar cost averaging and the STEP program are intended to result in the purchase of more accumulation units when the accumulation unit value is low, and fewer units when the accumulation unit value is high. However, there is no guarantee that either program will result in higher Accumulation Value or otherwise be successful.


    Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

    DOLLAR COST AVERAGING RULES:
o   The dollar cost averaging program is free.
o We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
o   Automatic  transfers  can  occur  monthly,  quarterly,   semi-annually,  or
    annually.
o There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.

o Amount of each transfer must be at least $100, and must be $50 per Subaccount.

o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that year. There is no maximum transfer amount limitation out of the Subaccounts
o Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period. You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.

o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the fixed account is less than $500.


o   SYSTEMATIC TRANSFER ENROLLMENT
    PROGRAM ("STEP PROGRAM")


     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any other Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within a 12-month period. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. (However, we anticipate crediting a higher interest rate on amounts in the systematic transfer account than on amounts in the regular fixed account.)

                                                       You cannot transfer
                                                       amounts from the STEP
                                                       account to the fixed
                                                       account.
     STEP PROGRAM RULES:
o    The STEP program is free.
o    Can only be selected on the initial application.

o Must have at least $5,000 in the systematic transfer account to begin the program.

o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in 12 equal monthly payments.
o    Transfers must be at least $50 per Subaccount.
o No new premiums may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the
o Policy pursuant to an Internal Revenue Code Section 1035 exchange.Upon receipt of funds by Section 1035 exchange, the 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
o    Cannot begin before the end of the Policy's "right to examine" period.
o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfer will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
o    No transfers may be made into the systematic transfer account.
o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

o    ASSET ALLOCATION PROGRAM


    The asset allocation program allows you to allocate premiums and Policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

    ASSET ALLOCATION PROGRAM RULES:
o   The asset allocation program is free.
o You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
o Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
o You must have at least $10,000 of Accumulation Value (other than amounts in a loan account) to begin the asset allocation program.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o    Asset allocation and STEP programs cannot run at the same time.
o The asset allocation program will automatically rebalance your Accumulation Value in the Subaccounts to the model you select on an annual basis, unless you designate semi-annual or quarterly rebalancing.
o The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.


--------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION MODELS
                                          CURRENT ALLOCATIONS*
------------------------------------ ------------- ------------- ----------- -------------- ------------
             Portfolio                Principal     Portfolio    Income         Capital       Equity
                                       Conserver     Protector     Builder     Accumulator    Maximizer
                                     (conservative)(moderately   (moderate)   (moderately   (aggressive)
                                                    conservative)              aggressive)
                                          %             %            %             %             %
------------------------------------ ------------- ------------- ----------- -------------- ------------

MFS Emerging Growth Series                                                           3            5
Alger American Small Capitalization                                                  5           10
Deutsche Small Cap Equity Index                          3            4              6            7
VIT Fund
Pioneer Real Estate Growth                                            4              5            6
T.Rowe Price International Stock                         6            7             12
Scudder VLIF International                                                                       15
Deutsche EAFE Equity Index VIT Fund       5              7            9              9           10
MFS High Income Series                    5              5            5
T.Rowe Price New American Growth                                      5              7            9
MFS Capital Opportunities Series          4              8           10             10            9
Fidelity VIP II Index 500                 5             10           10             11           12
Fidelity VIP Equity Income                                            5              9           11
Pioneer Equity Income                     7             10           10              8            6
MFS Global Governments Series             5              6            6
T.Rowe Price Limited Term Bond            43            32           20             15
MSDW Fixed Income                         6
Federated Prime Money Fund II             20            13           5


 ---------------------------------------------------------------------------
    * WE RETAIN THE RIGHT TO CHANGE ALLOCATION MODEL ALLOCATIONS OR TO SUBSTITUTE PORTFOLIO OPTIONS THEREIN IN FUTURE PROSPECTUSES. AMOUNTS YOU
     ALLOCATE TO A MODEL PORTFOLIO WILL BE INVESTED PURSUANT TO THE THEN CURRENT
                      PORTFOLIO ALLOCATIONS FOR THAT MODEL.
 ---------------------------------------------------------------------------


        We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

o       REBALANCING PROGRAM


     The rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of the STEP program period (so it never rebalances any assets to the systematic transfer account). You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.


    REBALANCING PROGRAM RULES:

o    The rebalancing program is free.
o You must request the rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions or a request to end this program must also be by Written Notice.

o You must have at least $10,000 of Policy Accumulation Value (other than amounts in a Loan account) to begin the rebalancing program.

o    You may have rebalancing occur quarterly, semiannually or annually.

o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

o If you elect the asset allocation program, your Accumulation Value in the Subaccounts will automatically be rebalanced to the model you choose on an annual basis, unless you elect semi-annual or quarterly rebalancing.


The rebalancing program does not protect against a loss and may not achieve your goal.

-----------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS


    The Ultra Variable Life Policy is a flexible premium variable universal life insurance policy. The Policy provides a death benefit and, as a variable insurance policy, allows you to invest your Accumulation Value in variable or fixed investment options where any gain accumulates on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Accumulation Value, or until all proceeds have been paid as a death benefit, or until it lapses because premiums paid and its Accumulation Value are insufficient to keep the Policy in force and the No-Lapse Period is not in effect, or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan.


o    POLICY APPLICATION AND ISSUANCE

                    Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

    To purchase a Policy, you must submit an application with the minimum initial premium and provide evidence of the proposed insured's insurability.
Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If your application is in good order upon receipt, we will credit your initial premium on the date the Policy is issued. All premiums are allocated to the Federated Prime Money Fund II portfolio until the end of the "right to examine" period, and only then to your selected investment allocations. If a Policy is not issued, we will return your premium. If we issue a Policy, it will be effective on the date of issue.

o APPLICATION IN GOOD ORDER. All application questions must be answered, but particularly note these requirements:
-    Your full name, Social Security number, and date of birth must be included.
- The Beneficiary's full name, Social Security number, and other information must be included.
- Your premium allocations must be completed, be in whole percentages, and total 100%.
-    Initial premium must meet minimum initial premium requirements.
-    Your signature and your agent's signature must be on the application.
-    City, state, and date application was signed must be completed.


- You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we deem relevant).
-    Your agent must be both properly licensed and appointed with us.

o PREMIUM PAYMENTS. Your premium checks should be made payable to "United of Omaha Life Insurance Company" and sent to us. We may postpone crediting to your Policy any payment made by check until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. You may change your premium allocation instructions by sending us Written Notice or through an authorized telephone transaction. The change will apply to any additional premiums received on or after the date we receive your Written Notice or authorization.


    INITIAL PREMIUM PAYMENT:

- Must be enough to purchase $100,000 of insurance coverage, or a greater specified amount.

- The net premium is invested in the Federated Prime Money Fund II until the end of the "right to examine" period.


    ADDITIONAL PREMIUM PAYMENTS:

- Additional premiums can only be made until the insured's age 100 (except as may be required in a grace period).
- If a premium increases the specified amount of coverage, it is subject to the insured's continued insurability and our underwriting requirements.
- Must be at least enough to maintain the specified amount of coverage you purchased.

- Planned premiums may be paid annually, semiannually, or at other intervals we offer. Beginning with the second Policy Year, you may change the planned premium once each year, subject to our approval. The planned premium is flexible. Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, PAYMENT OF THE PLANNED PREMIUMS DOES NOT GUARANTEE THAT YOUR POLICY WILL REMAIN IN FORCE. YOUR POLICY CAN LAPSE EVEN IF YOU PAY ALL PLANNED PREMIUMS ON TIME. However, there may be a "no lapse" guaranty, described below.

- If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment, otherwise it will be treated as a premium and added to the Accumulation Value.

- Additional premiums are applied pursuant to your current investment allocation instructions, unless you give us different instructions by Written Notice or authorized telephone transaction at the time you make an additional premium payment.
- We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the Internal Revenue Code.


o       ACCUMULATION VALUE


    On the date of issue the Accumulation Value equals the initial net premium less the Monthly Deduction for the first month. The net premium is the premium less the premium charge for taxes (3.75%) and premium processing expenses
($2.00). On the date of each Monthly Deduction after the date of issue, the Accumulation Value equals:

                    As explained in the EXPENSES section below, once each month, on the Date of a Monthly Deduction Amount, certain charges are deducted from your Accumulation Value. These charges are called the "Monthly Deduction."

     (a)  the total of the values in each Subaccount; plus
     (b)  the accumulation value of the fixed account; plus
     (c)  the accumulation value of any Loan Account; less
     (d)  the Monthly Deduction for the current month.


    The value for each Subaccount equals:


     (a)  the  current  number  of  accumulation   units  for  that  Subaccount;
          multiplied by
     (b)  the current unit value.

    Each net premium allocated to the Variable Account is converted into accumulation units. This is done by dividing the net premium by the accumulation unit value for the applicable Subaccount for the Valuation Period during which the net premium is allocated to the Subaccount. The initial accumulation unit value for each Subaccount was set when the Subaccount was established. The unit value may increase or decrease from one Valuation Date to the next.

    The accumulation unit value for a Subaccount on any Valuation Date is calculated as follows:

        (a) the net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; divided by
        (b) the total number of accumulation units held in the Subaccount on the Valuation Date, before the purchase or redemption of any shares on that date.

        The Accumulation Value of the fixed account on the date of each Monthly Deduction, before deducting the Monthly Deduction, equals:

        (a)    the value as of the date of the last Monthly Deduction; plus
        (b) any net premiums credited since the date of the last Monthly Deduction; plus
        (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction ; plus
        (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction ; less
        (e) any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction ; less
        (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction ; less
        (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction ; plus
        (h) interest credited to the fixed account.

    The Cash Surrender Value is the Accumulation Value less any outstanding Policy loans and unpaid loan interest and less any applicable surrender charge.

o       LAPSE AND GRACE PERIOD

o       LAPSE

    BECAUSE THE POLICY'S ACCUMULATION VALUE CAN FLUCTUATE DEPENDING UPON THE PERFORMANCE OF YOUR SELECTED VARIABLE INVESTMENT OPTIONS, YOUR POLICY CAN LAPSE, EVEN IF YOU PAY ALL PLANNED PREMIUMS ON TIME.


         NO POLICY LOAN EXISTS: The Policy will lapse if, on the date of a Monthly Deduction, the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment.

         A POLICY LOAN EXISTS: The Policy will lapse on the date of a Monthly Deduction when the Cash Surrender Value is not enough to cover the Monthly Deduction and any loan interest due , and a grace period expires without a sufficient premium payment.

                 A lapse of the Policy may result in adverse tax consequences.



o       NO-LAPSE GUARANTY

    The Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction Amount, if you meet the minimum monthly premium requirements AND the following rules:

-    The Policy has never been reinstated;
- There is no additional insured term insurance rider covering the insured attached to the Policy;
- There is both a minimum no-lapse period and a lifetime no-lapse period, and they have different minimum monthly premium requirements that must be met in order for the no-lapse guaranty to apply. The respective (minimum or lifetime) monthly premium requirement is met on the date of any Monthly Deduction when the total premiums paid since the Policy's date of issue, less any partial withdrawals, accumulated at 4% interest, less any outstanding Policy loan, equals or exceeds the required monthly premium, accumulated at 4% interest. (The minimum and lifetime monthly premium requirements and No-Lapse Periods are shown on the Policy's data pages.)
- The No-Lapse guaranty will vary from state to state and the lifetime No-Lapse guaranty is not available in all states).


o       GRACE PERIOD


    As explained above, the Policy can lapse, under certain circumstances, if there is insufficient value to pay the Monthly Deduction. However, we allow you a 61-day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due.

- We will mail notice to you of the insufficiency within 30 days of the start of the grace period.
- If the necessary additional premium payment is not received, the Policy terminates as of the first day of the grace period.
- Payment received during a grace period is first applied to repay Policy loans and interest on those loans before the remaining amount is applied as additional premium to keep the Policy in force.

- Insurance coverage continues during the grace period, but the Policy is deemed to have no Accumulation Value for purposes of Policy loans, surrender and withdrawals.
- If the insured dies during the grace period, the death benefit proceeds payable equal the amount of death benefit in effect immediately prior to the date the grace period began less any due and unpaid Monthly Deduction and unpaid loan interest.


o PAID-UP  LIFE  INSURANCE  (WHERE A POLICY LOAN  EXISTS)
     You can use this rider provision, under certain circumstances, to keep the Policy from lapsing when you have a large Policy loan (or loans) outstanding. This rider may not be available in all states. If you are age 75 or older and have had your Policy for 15 years, you can exercise the right to have a Policy rider issued that provides that your Policy will never lapse and will provide paid-up life insurance, even if the Policy would otherwise soon lapse. We will deduct 3% of the Accumulation Value on the date you exercise this rider. Additional requirements on the date you exercise this rider are: - The Policy loan balance cannot exceed 96% of the Accumulation Value. Any loan exceeding this amount must be repaid.

- The Policy loan balance must exceed the specified amount of insurance coverage.
- Policy loans taken in the last 36 months must be less than 30% of the entire amount of Policy loans outstanding.
-    Any additional insured term riders attached to your Policy must be removed.

- After the rider is in effect, we will not accept any additional premium, nor will we allow any changes in the specified amount of insurance coverage or death benefit option. In Maryland, the monthly deductions will be zero after exercise of this rider.
- All amounts not allocated to the Loan Account must be allocated to the fixed account.

    The AMOUNT OF PAID-UP LIFE INSURANCE provided by this provision equals the Accumulation Value on the date you elect this guarantee, less the 3% deduction, with the resulting difference multiplied by 105%. On that date this amount will become the specified amount of insurance coverage under the Policy. The death benefit under the Policy will be the greatest of:


(a)     the current specified amount of insurance coverage on the date of death;
        or
(b) the Policy's Accumulation Value on the date of death, multiplied by the applicable corridor percentage shown in the Policy for the insured's attained age; or
(c) the Policy's loan balance on the date of death, multiplied by the applicable corridor percentage shown in the Policy for the Insured's attained age.

    The death benefit payable will be reduced by any loan balance. The corridor percentage will not be less than 1%.

    We believe this provision, when exercised, will prevent the Policy from lapsing. The Internal Revenue Service's position on this point is unclear, and we do not warrant any tax effect. You should consult your tax advisor before exercising this rider provision.

o       MISSTATEMENT OF AGE OR SEX


    If the insured's age or sex were misstated, all Policy payments and benefits will be those that the premiums paid would have purchased at the correct age and sex.



o       SUICIDE

    We will not pay the death benefit if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the date of issue (and, in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.

        We will not pay that portion of the death benefit resulting from an increase in the specified amount of coverage if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the effective date of the increase (and in Missouri, the insured intended suicide at the time coverage was applied for). Instead, we will pay the sum of the premiums paid for the increase.

o       INCONTESTABILITY

        We will not contest the validity of the Policy after it has been in force during the lifetime of the insured for two years from the date of issue or for two years from the date of reinstatement.
        We will not contest the validity of an increase in the specified amount of coverage after the Policy has been in force during the lifetime of the insured for two years from the effective date of the increase. Any contest of an increase in the specified amount of coverage will be based on the application for that increase.


o       TELEPHONE TRANSACTIONS


    TELEPHONE TRANSACTIONS PERMITTED:         TELEPHONE TRANSACTION RULES:

o   Transfers.                            o  Only you may  elect.  Do so on the  Policy  application
o   Partial  withdrawals or loans of         or by prior Written Notice authorization to us.
    $10,000  or  less  by  you  (may  be  o  Must  be  received  by  close  of the  New  York  Stock
    restricted  in  community   property      Exchange  ("NYSE") (usually 3 p.m. Central Time); if later,
    states).                                  the transaction  will be processed the next day the NYSE is
o   Change of premium allocations.            open.
                                          o   Will be recorded for your protection.
                                          o   For  security,  you must provide  your Social  Security
                                              number and/or other identification information.
                                          o   May be  discontinued  at any  time  as to  some  or all
                                              Owners.

    We  are  not  liable  for   following   authorized   telephone   transaction
instructions we reasonably believe to be genuine.



o       REINSTATEMENT

    If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse and prior to the maturity date. To reinstate, we must receive:
     -    written application signed by you and the insured;
     -    evidence of the insured's insurability satisfactory to us;
     -    enough payment to continue this Policy in force for three months.

    On a reinstated Policy, there will be a re-establishment of surrender charges, if any, measured from the original date of issue.

    The effective date of reinstatement will be the date we approve the application for reinstatement.
     The specified amount of insurance coverage of the reinstated Policy may not exceed the specified amount of insurance coverage at the time of lapse. The Accumulation Value on the effective date of reinstatement will equal the amount of reinstatement premium plus any applicable surrender charge measured from the original date of issue to the date of reinstatement, and less the Monthly Deduction for the current Policy Month.

o       MATURITY DATE

    The Policy's maturity date is the Policy Anniversary next following the insured's 100th birthday. On the maturity date, we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the maturity date as described above under the Lapse and Grace Period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time.

o       COVERAGE BEYOND MATURITY


    At least 30 days before the maturity date of the Policy, you may elect to continue the Policy in force beyond the maturity date. The election must be made by Written Notice. The following will apply:


                    The tax consequences of continuing a Policy beyond the insured's age 100 are unclear. Please consult a tax advisor.

-     We  will  maintain  your  allocation  of   Accumulation   Value  to  the
      Subaccounts and the fixed account according to your instructions.

-     The cost of insurance charge will be zero.
-     The risk charge will be zero.
-     The administrative charge will be zero.
-     The corridor percentage will be fixed at 101%.

- The death benefit option will be the option described in the Policy as Option 1.
- Any riders (except the paid-up life insurance rider) attached to the Policy that are then in force will terminate.
-     The insured's date of death will be considered the Policy's maturity date.
-     You cannot pay any more premiums.
- All other rights and benefits as described in the Policy will be available during the insured's lifetime.
- The Policy's death benefit, net of loan interest and any outstanding loan balance, will be extended past the original maturity date, even if the Policy has no Cash Surrender Value.
-     Any outstanding loan continues to accrue interest expense.

    The tax consequences associated with extending coverage beyond maturity are unclear. A tax advisor should be consulted before making such an election.

o       DELAY OF PAYMENTS


    We will usually pay any amounts from the Variable Account requested as a Policy loan, partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.
    We may defer payment of Policy loans, partial withdrawals or a cash surrender from the Fixed Account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

o       MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary share to a minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less.
    Each Series Fund also deducts expenses from each investment portfolio; those expenses are described in each Series Fund prospectus.

o       DEDUCTIONS FROM PREMIUM

o       TAX CHARGE   -   3.75% OF EACH PREMIUM PAYMENT.

    Many states and municipalities impose a premium tax on us, ranging from 0.75% to 5.0%. We also incur a federal income tax liability under Internal Revenue Code Section 848 (a deferred acquisition cost tax) upon Policy premium collected. We deduct 3.75% of each Policy premium payment we receive to cover these expenses. (In Oregon, this deduction does not include state and municipality premium tax expenses.) Please note that the actual federal and state taxes that we will pay on a particular Policy may be more or less than the amount we collect.


o       PREMIUM PROCESSING CHARGE   -   $2 PER PAYMENT
    We deduct $2 from each Policy premium payment we receive to cover our premium processing expenses.

o       MONTHLY DEDUCTION


    We deduct a Monthly Deduction from the Policy's Accumulation Value on each monthly anniversary of the date of issue (the "Monthly Deduction Date"), consisting of: (1) the COST OF INSURANCE CHARGE; (2) the COST OF RIDERS CHARGE;
(3) the RISK CHARGE; and (4) the ADMINISTRATIVE CHARGE.

    Charges based on the Accumulation Value are calculated before the Monthly Deduction is deducted, but reflecting charges deducted from Subaccount assets. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts, the fixed account and the systematic transfer account. There is no Monthly Deduction after the Policy Anniversary next following the insured's 100th birthday if coverage beyond maturity is elected.


o       COST OF INSURANCE CHARGE

    The cost of insurance charge is for providing insurance protection under the Policy. The amount of the current charge is based on the issue age, sex (except in Montana), risk and rate class of the insured, the current specified amount of insurance coverage, and the length of time the Policy has been in force. We may use current cost of insurance charges less than those shown in the Policy, and reserve the right to change them. Changes will be by class and based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge.

    The guaranteed cost of insurance each month equals:
-       The net amount at risk for the month; multiplied by
- The guaranteed cost of insurance charge per $1,000 of specified amount of insurance coverage (which is set forth in the Policy); divided by
-       $1,000.

    The net amount at risk in any month equals:
-       The death benefit; less
- The Accumulation Value after deducting the rider charge, if any, the risk charge and the administrative charge for the current month.

o RISK CHARGE - YEARS 1-10: 0.70% OF ACCUMULATION VALUE (ON AN ANNUAL BASIS); YEARS 11+: 0.25% (WHICH WE MAY INCREASE TO A MAXIMUM CHARGE OF 0.55%)
    The risk charge is for the mortality risks we assume -- that insureds may live for shorter periods of time than we estimate, or the Accumulation Value is not enough to keep the Policy in force during the No-Lapse Period. In Policy Years 1 through 10, this risk charge is equivalent to an annual charge of 0.70% of the Accumulation Value. In Policy Years 11 and later, this risk charge is equivalent to an annual charge of 0.25% of the Accumulation Value. The risk charge after Policy Year 10 will never exceed a maximum charge of 0.55% of the Accumulation Value. The charge is deducted as 0.05833% of the Accumulation Value, deducted on the date the Monthly Deduction is assessed, for the first 10 Policy Years, and 0.02083% (which we may increase to a maximum charge of 0.04583%) of the Accumulation Value, deducted on the date the Monthly Deduction is assessed, for Policy Years 11 and thereafter. If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.


o       ADMINISTRATIVE CHARGE - $7

    The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Variable Account.

o       COST OF RIDERS (riders may not be available in all states)
    ADDITIONAL INSURED RIDER. This rider provides term insurance, for the primary insured at a cost equal to the amount of insurance coverage provided by the rider (not to exceed two times the base Policy's specified amount of insurance coverage), multiplied by the rider's cost of insurance charge for each $1,000 of benefit amount, divided by 1,000. This charge is based on the primary insured's issue age, sex (except in Montana), and risk and rate class. The charge for this rider increases on an annual basis.
    ACCIDENTAL DEATH BENEFIT RIDER. This rider provides additional coverage in the event of an accidental death, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1,000 of rider coverage elected, multiplied by the rider benefit amount, divided by $1,000. The rider benefit amount cannot exceed one-half of the base Policy's specified amount of insurance coverage.
    DISABILITY RIDER. This rider provides a benefit in the event of disability of the Owner, at a cost which is a fixed rate determined by the insured's attained age and sex (just age in Montana) per each $1.00 of rider monthly deduction elected, multiplied by the amount of the monthly deduction.

    PAID-UP LIFE INSURANCE RIDER. This rider guarantees to keep your Policy in force as paid-up life insurance if there is a Policy loan and certain conditions are met. Its cost is 3% of your Accumulation Value on the date you exercise the rider benefit. (This rider is described in the IMPORTANT POLICY PROVISIONS section, above.)
    WAIVER OF SURRENDER CHARGE RIDER.  No cost.

    ACCELERATED DEATH BENEFIT RIDER. This rider provides a full payout of the lesser of 94% of the Policy's death benefit (88% in Washington), or $500,000, for the primary insured with evidence of a 12-month life expectancy or less (24 months in Washington). There is no premium or cost of insurance charge for this rider, and it automatically attaches to all Policies with face amounts between $50,000 and $500,000. If this rider option is exercised, all other riders and the base Policy will terminate.


o       TRANSFER CHARGE - $10 (FIRST 12 ARE FREE)


    A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. Transfers from the systematic transfer account are free and do not count toward these 12. Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the transfer charge rules. See the sections of this prospectus describing those programs for the rules of each program.


o SURRENDER CHARGE (ALSO APPLIES TO DECREASES IN SPECIFIED AMOUNT OF INSURANCE COVERAGE)


    Upon a total surrender or partial withdrawal from your Policy, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. If the Policy's current specified amount of insurance coverage is decreased, we may deduct a surrender charge from the Accumulation Value based on the amount of the decrease. The surrender charge varies by issue age, sex (except in Montana), risk and rate class, the length of time your Policy has been in force and the specified amount of coverage. For example, for a male age 35 at issue, in the nontobacco risk class and the preferred rate class, the surrender charge is $13.00 for each $1,000.00 of specified amount in the first five years, declining to $1.00 per $1,000.00 in the 12th year and zero thereafter. Generally, the surrender charge is higher the older you are when the Policy is issued, subject to state nonforfeiture requirements (which generally limits surrender charges at higher ages). The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage in the first year, declining to $10 per $1,000 in the ninth year and zero thereafter. The length of the surrender charge period varies depending upon the Policy Owner's issue age: the period is 12 years through age 52, 11 years at age 53, 10 years at age 54, and 9 years at age 55 and thereafter.

     The surrender charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the risk charge and the administrative charge (each described above).

o       SURRENDER CHARGE WAIVERS

     We will waive the surrender charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in all states.

     NURSING HOME WAIVER. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. The nursing home waiver is not available if any Owner is confined to a nursing home or hospital facility on the date of issue (except in Pennsylvania).
     DISABILITY WAIVER. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.
     We will not accept any additional premiums under your Policy once you elect this waiver.
     The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue (except in Pennsylvania) or is age 65 or older.
     TERMINAL ILLNESS WAIVER (LIMITED LIFE EXPECTANCY WAIVER IN PENNSYLVANIA). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less. We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have you examined by a licensed physician of our choice and at our expense.
     The terminal illness waiver is not available if you are diagnosed with a terminal illness prior to or on the date of issue (except in Pennsylvania).
     UNEMPLOYMENT WAIVER. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if you are receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).
     TRANSPLANT WAIVER. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner or Insured of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.
     RESIDENCE DAMAGE WAIVER. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted with 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.
     DEATH OF SPOUSE OR MINOR DEPENDENT WAIVER. Partial withdrawals or surrenders of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the surrender charge.

o       SERIES FUND CHARGES


    Each Series Fund investment portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. Here is a table of portfolio annual expenses:



                                [TO BE ADJUSTED]



Series Fund Annual Expenses1                        Management     Other Expenses    Total Portfolio
(as a percentage of average net assets)                Fees            ( after       Annual Expenses
                                                    (after fee         expense      (after fee waiver
Portfolio:                                          waiver)(a)     reimbursement)(a)   and expense
                                                                                    reimbursement)(a)
------------------------------------------------- ---------------- ---------------- ===================


Alger American Growth
Alger American Small Capitalization
Deutsche VIT EAFE Equity Index Fund
Deutsche VIT Small Cap Equity Index Fund
Federated Prime Money Fund II            (a)
Federated Fund for U.S. Government Securities

II  (a)
Fidelity VIP II Asset Manager            (a),
Fidelity VIP II Contrafund                (a)
Fidelity VIP Equity Income                (a)

Fidelity VIP II Index 500
MFS Capital Opportunities Series          (a)
MFS Emerging Growth Series
MFS Global Governments Series             (a)
MFS High Income Series
MFS Research Series
MSDW Emerging Markets Equity              (a)
MSDW Fixed Income                         (a)
Pioneer Equity-Income
Pioneer Growth Shares
Pioneer Fund
Pioneer Midcap Value Fund
Pioneer Real Estate Growth                (a)
Scudder VLIF Global Discovery        (a), (b)
Scudder VLIF Growth and Income            (c)
Scudder VLIF International
T. Rowe Price Equity Income               (d)
T. Rowe Price International  Stock        (d)
T. Rowe Price Limited-Term Bond           (d)
T. Rowe Price New America Growth          (d)
T. Rowe Price Personal Strategy Balanced  (d)
=======================================================================================================

1 The fee and expense data regarding each Series Fund, which are fees and expenses for 1999, was provided to United of Omaha by the respective Series
Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

                                       26

(a) Without fee waiver or expense  reimbursement  limits,  the  following  funds would have had the charges set forth below:
                                                                                     TOTAL PORTFOLIO
          PORTFOLIO                               MANAGEMENT FEES   OTHER EXPENSES   ANNUAL EXPENSES
          --------------------------------------
                                                 ------------------ --------------- ===================
          Federated Prime Money Fund II
          Federated Fund for U.S. Government
              Securities  II
          Fidelity  VIP II  Asset  Manager
          Fidelity  VIP II Contrafund
          Fidelity VIP Equity  Income
          Fidelity VIP II Index 500
          MFS Capital  Opportunities  Series
          MFS Global  Governments Series
          MFS High Income Series
          MSDW Emerging  Markets  Equity
          MSDW Fixed Income
          Pioneer Real Estate Growth
          Scudder VLIF Global Discovery
          -------------------------------------- ------------------ --------------- ===================


(b) Other Expenses includes a 0.25% 12b-1 fee assessed for payment of distribution administration expenses.
(c) Other Expenses includes a 0.23% 12b-1 fee assessed for payment of distribution administration expenses.
(d)  T. Rowe Price Funds do not itemize management fees and other expenses.

===============================================================================

-----------------------------------------------------------
POLICY DISTRIBUTIONS


    The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's cash surrender value, take a partial withdrawal, or surrender it for its cash surrender value. Tax penalties and surrender charges may apply to amounts taken out of your Policy. The cash surrender value is the Accumulation Value less any applicable surrender charge and less any outstanding Policy loan and unpaid loan interest.


o       POLICY LOANS

                    Amount You Can Borrow                                 Loan Interest Rate
-------------------------------------------------------------- ------------------------------------------

STANDARD  POLICY  LOAN.  After the first  Policy Year (at any  STANDARD  POLICY  LOAN.  Net annual  loan
time in  Indiana),  you  may  borrow  up to 100% of the  cash  interest   rate  of  2%:   we  charge  an
surrender value,  less loan interest to the end of the Policy  interest   rate  in  advance  with  a  6%
Year,  and less a Monthly  Deduction  that is  sufficient  to  effective   annual  yield,  but  we  also
continue the Policy in force for at least one month.           credit   an   interest   rate   with   an
                                                               effective  annual  yield  of  4%  to  any
                                                               amounts in the Loan Account.

-------------------------------------------------------------- ------------------------------------------


PREFERRED  POLICY  LOAN.  Available  beginning  in  the  10th  PREFERRED  POLICY  LOAN.  Net annual loan
Policy Year.  Any loan  outstanding  at the  beginning of the  interest   rate  of  0%:   we  charge  an
10th Policy  Year will  become a  preferred  Policy loan from  interest   rate  in  advance  with  a  6%
that point forward.                                            effective   annual  yield,  but  we  also
                                                               credit an  interest  rate with an
                                                               effective  annual yield  of 6% to any amounts
                                                               in the  Loan  Account.

--------------------------------------------------------------------------------

     WE BELIEVE A  PREFERRED  POLICY LOAN WILL NOT AFFECT TAX  TREATMENT  OF THE
     POLICY,  BUT TAX LAW IS UNCLEAR ON THIS POINT AND WE DO NOT WARRANT ITS TAX
     EFFECT.  YOU MAY WISH TO CONSULT YOUR TAX ADVISOR BEFORE TAKING A PREFERRED
     POLICY LOAN.

-------------------------------------------------------------------------------

    LOAN RULES

o   The Policy must be assigned to us as sole security for the loan.

o We will transfer all loan amounts from the Subaccounts and the fixed account to a Loan Account. The amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the Subaccounts and the fixed account to the Loan Account on a pro rata basis.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of a loan repayment from the Loan Account and allocate that amount among the Subaccounts and the fixed account in the same percentages as the Accumulation Value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.

o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for six months (30 days in West Virginia) unless the loan is to pay premiums to us.

o       SURRENDER

                    Amounts allocated to the fixed account and the systematic transfer account, the Cash Surrender Value is equal to or greater than the minimum Cash Surrender Values required by the state in which the Policy was delivered. The value is based on the Commissioners 1980 Standard Mortality Table, the insured's age at last birthday, with interest at 4%.


    While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end.


    SURRENDER RULES
o   The Policy must be returned to us to receive the Cash Surrender Value.
o The maximum applicable Surrender Charge is described in your Policy and the Expenses section of this Prospectus.

o Surrenders are taxable, and a 10% federal tax penalty may apply prior to age 59 1/2.
o We may defer payment from the fixed account or the systematic transfer account for up to six months (30 days in West Virginia).


o       PARTIAL WITHDRAWALS


    After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any surrender charge will be deducted from the Accumulation Value on the date we receive your request (either by Written Notice or, for amounts of $10,000 or less, by an authorized telephone transaction). Amounts withdrawn may be subject to a surrender charge (as defined in the Policy and the EXPENSES section of this Prospectus) unless one of the surrender charge waiver provisions is applicable.

    If DEATH BENEFIT OPTION 1 (described below) is in effect, then the current specified amount of insurance coverage will be reduced by the amount of any partial withdrawal and the Accumulation Value will be reduced by the amount of the withdrawal and the surrender charge applicable to the decrease in the current specified amount of insurance coverage. We will send you an amendment showing the current specified amount of insurance coverage after the withdrawal.

    If DEATH BENEFIT OPTION 2 (described below) is in effect, the Accumulation Value will be reduced by the amount of the partial withdrawal (but the specified amount will not change).


    PARTIAL WITHDRAWAL RULES


o Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment.

o The minimum partial withdrawal amount is $250; the maximum is an amount such that the remaining Cash Surrender Value is not less than $500 and the specified amount of insurance coverage is at least $100,000 in Policy Years 1-5, and at least $50,000 thereafter.

o Partial withdrawals result in cancellation of Accumulation units from each applicable Subaccount. Unless you instruct us otherwise, we will deduct withdrawal amounts from the Subaccounts, the fixed account and the systematic transfer account on a pro rata basis. No more than a pro rata amount may be withdrawn from the fixed account and the systematic transfer account.
o Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated.
o We reserve the right to defer withdrawals from the fixed account and the systematic transfer account for up to six months (30 days in West Virginia) from the date we receive your request.

o Partial withdrawals may change the minimum and lifetime monthly premium requirements applicable to the NO-LAPSE PERIOD provision.
o   Partial withdrawals may be taxable and subject to a 10% federal tax penalty.

o       DEATH BENEFIT


    We will pay a death benefit after we receive necessary documentation of the Insured's death, and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a payment option (including a lump-sum payment) selected by the Beneficiary to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. (See the PAYMENT OF PROCEEDS section below.) If neither you nor the Beneficiary makes a payment option election within 60 days of our receipt of documentation of the insured's death, we will issue a lump-sum payment to the Beneficiary.


DEATH BENEFIT OPTIONS


     You have a choice of one of two death benefit options. (Option 1 is in effect unless you elect option 2.)

DEATH BENEFIT OPTION 1:
The death benefit is the greater of:
(a) the specified amount of insurance coverage on the date of death; or (b) the Policy's Accumulation Value on the date of death plus the corridor amount. The death benefit amount can be level at the specified amount of insurance coverage.

DEATH BENEFIT OPTION 2:
The death benefit is the Policy's Accumulation Value on the date of death plus the greater of: (a) the specified amount of insurance coverage on the date of death; or (b) the corridor amount. The death benefit amount will always vary as the Accumulation Value goes up or down each day.

     The CORRIDOR AMOUNT equals the Accumulation Value on the insured's date of death multiplied by the corridor percentage from the table shown below for the insured's attained age.

Attained  Corridor  Attained Corridor  Attained Corridor
   Age    Percentage  Age   Percentage   Age   Percentage
  0-40      150%      54       57%       68       17%
   41       143%      55       50%       69       16%
   42       136%      56       46%       70       15%
   43       129%      57       42%       71       13%
   44       122%      58       38%       72       11%
   45       115%      59       34%       73       9%
   46       109%      60       30%       74       7%
   47       103%      61       28%     75-90      5%
   48        97%      62       26%       91       4%
   49        91%      63       24%       92       3%
   50        85%      64       22%       93       2%
   51        78%      65       20%       94       1%
   52        71%      66       19%     95-100     0%
   53        64%      67       18%      100+      1%


After the first Policy Year, you may change the death benefit option once each year. Changes in the death benefit option may change the specified amount of insurance coverage, because we will change the current specified amount to maintain the level of death benefit in effect before the death benefit option change. Any resulting decrease in specified amount is subject to a surrender charge.


     RULES FOR CHANGING THE DEATH BENEFIT OPTION

o A change in death benefit option takes effect on the date the Monthly Deduction is assessed after we receive your Written Notice to change.
o After each change in death benefit option, we will send you an amendment to the Policy showing the option in effect and the current specified amount of coverage.
o A change in the current specified amount of coverage resulting from a death benefit option change will change the minimum monthly and lifetime monthly premium requirements applicable to the NO-LAPSE PERIOD provision.


CHANGE IN SPECIFIED AMOUNT OF INSURANCE COVERAGE


     After the first Policy Year, you may change the current specified amount of insurance coverage once each year. Any change will take effect on the date the Monthly Deduction is assessed following the date we approve the change. We will send you an amendment to the Policy showing the current specified amount of coverage after the change.


    RULES FOR CHANGING SPECIFIED AMOUNT
o An increase in the specified amount of coverage requires a new application and evidence of insurability satisfactory to us.

o A decrease in the specified amount is subject to a surrender charge on the amount of the decrease.
o A decrease is only allowed to the extent the specified amount of coverage remains at least $100,000 during Policy Years 1-5; $50,000 thereafter.
o A change in the current specified amount of coverage will change the minimum monthly and lifetime monthly premium requirements applicable to the NO-LAPSE PERIOD provision.

o       PAYMENT OF PROCEEDS

You may elect (or the Beneficiary may elect if you do not) to have proceeds paid as annuity payments under any combination of the fixed and variable payout options shown in the Policy. (In Maryland only fixed payout options are available.) If another option is not chosen within 60 days of the date we receive satisfactory proof of death, we will make payment in a lump sum.


    RULES FOR PAYMENT OF PROCEEDS

o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o    Any option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one sum when the amount is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20.

o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

    FIXED PROCEEDS PAYMENTS: Fixed payments are available under all six payout options below. The proceeds will be transferred to our general account, and the payments will be fixed in amount by the provisions selected and the age and sex (if consideration of sex is allowed) of the payee. The interest rate used in the payout options is guaranteed to yield 3% on an annual basis. We may, AT OUR SOLE DISCRETION, declare additional interest to be paid or credited annually for payout options 1, 2, 3, or 6. The guaranteed amounts are based on the 1983a Mortality Table, and an interest rate that is guaranteed to yield 3% annually. Current interest amounts may be obtained from us.

    VARIABLE PROCEEDS PAYMENTS: Only payout options 2, 4, and 6 are available for variable payments. The dollar amount of the first monthly payment will be determined by applying the proceeds allocated to variable Subaccounts to the variable payout options table shown in the Policy applicable to the payout option chosen. The tables are determined from the 1983a Mortality Table ALB . If more than one Subaccount has been selected, the Accumulation Value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.
    All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. The amount of each subsequent payment equals the number of variable payment units for each
Subaccount, multiplied by the value of a variable payment unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month. The number of units for each Subaccount is determined by dividing the amount of the first payment attributable to that Subaccount by the value of a unit in that Subaccount when the first payment is determined.
    If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative and other costs and risks associated with the variable payment options.


o       TRANSFERS BETWEEN FIXED AND VARIABLE PAYOUT OPTIONS

    The payee may exchange the value of a designated number of variable payment units of a particular Subaccount into other variable payment units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the exchange.

                   4 transfers are allowed each Policy Year that a payout option is in effect.

    Transfers may be made between Subaccounts and from a Subaccount to the fixed account. No exchanges may be made from the fixed account to the variable Subaccounts. Transfers will be made using the variable payment unit values for the valuation period during which we receive any request.


o       PAYOUT OPTIONS

                    The longer the guaranteed or projected proceeds payment option period, the lower the amount of each payment.


    NOTE: UNLESS YOU ELECT A PAYOUT OPTION WITH A GUARANTEED PERIOD OR OPTION 1, (DESCRIBED BELOW) IT IS POSSIBLE ONLY ONE PAYMENT WOULD BE MADE UNDER THE PAYOUT OPTION IF THE PAYEE DIED BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE PAYEE DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC. If the continuation of variable payments being made under option 2 or 6 does not depend upon the payee's remaining alive; you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payment under Option 2 or 6 depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

1) PROCEEDS HELD ON DEPOSIT AT INTEREST. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) INCOME OF A SPECIFIED AMOUNT. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.


3) INCOME FOR A SPECIFIED PERIOD. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of proceeds which include interest, are illustrated by a table in the Policy.

4) LIFETIME INCOME. Proceeds are paid as monthly income for as long as the payee lives. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a Mortality Table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable proceeds payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable variable investment options.

     GUARANTEES AVAILABLE FOR THE LIFETIME INCOME OPTION:
        GUARANTEED PERIOD - An amount of monthly income is guaranteed for a specified number of years and thereafter as long as the payee lives. GUARANTEED AMOUNT - An amount of monthly income is guaranteed until the sum of payments equals the proceeds placed under the option and as long after that as the payee lives.


5)      LUMP SUM.  Proceeds are paid in one sum.


    OTHER OPTIONS. We may be able to accommodate making proceeds payments under other options, including joint and survivor periods. Contact us for more information.


-----------------------------------------------------------
TAX MATTERS

    This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

o       LIFE INSURANCE QUALIFICATION


    The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

                    Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.

    Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
     o the death benefit should be fully excludable from the Beneficiary's gross income; and
     o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

        We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

        MODIFIED ENDOWMENT CONTRACTS. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.
        A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is NOT a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

                    This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.


o       TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

    Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

                        "INVESTMENT IN THE POLICY" means:

       o the aggregate amount of any premium payments or other consideration paid for the Policy, MINUS
       o the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), PLUS
       o the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the Owner's gross income.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS are subject to the following tax rules:

     (1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (see box below) at such time.
     (2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
     (3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS are generally treated as first recovering the investment in the Policy and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first nine years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

    Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred loans could be treated as distributions rather than loans.
    Neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

o       OTHER POLICY OWNER TAX MATTERS


    Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a withdrawal, a surrender or lapse, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.

    INTEREST PAID ON POLICY LOANS generally is not tax deductible.

    AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

    FEDERAL AND STATE ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.
    THE POLICY MAY CONTINUE AFTER THE INSURED ATTAINS AGE 100. The tax consequences associated with continuing a Policy beyond age 100 are unclear. A tax advisor should be consulted on this issue.
    DIVERSIFICATION REQUIREMENTS. Code Section 817(h) requires investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

    OWNER CONTROL. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Variable Account may cause you, rather than us, to be treated as the Owner of the assets in the Variable Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Variable Account, income and gains from the Variable Account would be included in your gross income.
    The ownership rights under the Policy are similar to, but different in certain respects from; those described by the IRS in rulings in which it determined that the Owners were not Owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Accumulation Values. These differences could result in you being treated as the Owner of a pro rata share of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Variable Account.
    TAX-ADVANTAGED ARRANGEMENTS. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

    POSSIBLE TAX LAW CHANGES. There is always a possibility that the tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax advisor with respect to possible tax law changes and their effect on your intended use of the Policy.
    NO GUARANTEES REGARDING TAX TREATMENT. We cannot guaranty the tax treatment of the Policy or any transaction involving the Policy. You should consult with a tax adviser if you have tax questions about the Policy.

-----------------------------------------------------------
MISCELLANEOUS

o       OUR MANAGEMENT

    DIRECTORS*

Samuel L. Foggie, Sr. Retired Banking and Finance Industry Executive
Carol B. Hallett      President and CEO, Air Transport Association of America
Jeffrey M. Heller     President & COO, Electronic Data Systems
Thomas W. Osborne     University of Nebraska Alumni Association
 Richard J. Sampson   Retired Insurance Executive of our Company
Oscar S. Straus II-   Investments; President, The Daniel and Florence Guggenheim
Foundation
John A. Sturgeon      President and COO of our Company
Michael A. Wayne      Cancer Instituteand John Wayne Foundation Executive
John W. Weekly        Chairman of the Board and CEO of our Company

SENIOR OFFICERS*
----------------
John W. Weekly        Chairman and Chief Executive Officer
John A. Sturgeon      President and Chief Operating Officer
G. Ronald Ames        Executive Vice President


Cecil D. Bykerk       Executive Vice President (Chief Actuary)
James L. Hanson       Executive Vice President (Information Services)


Randall C. Horn       Executive Vice President (Individual Insurance)
M. Jane Huerter       Executive Vice President (Corporate Secretary)


William C. Mattox     Executive Vice President (Federal Government Affairs)
Thomas J. McCusker    Executive Vice President (General Counsel)


Daniel P. Neary       Executive Vice President (Group Insurance)
Tommie D. Thompson    Executive Vice President (Treasurer;Comptroller)
Richard A. Witt       Executive Vice President (Chief Investment Officer)


        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

o       DISTRIBUTION OF THE POLICIES


    Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). MOIS contracts with one or more registered broker-dealers ("Distributors") to offer and sell the Policy. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 115% of target premium for the first Policy Year and up to 5% of target premium thereafter. Distributors may receive additional compensation for amounts received in excess of target premium. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policies that are not described under the EXPENSES section of this Prospectus.

o       VOTING RIGHTS


     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you have a voting interest in the Series Fund portfolios you are invested in. The number of votes that you may instruct for a particular Subaccount is typically determined by your Accumulation Value in the Subaccount. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

q       DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners who reside at the same household in accordance with the rules of the Securities and Exchange Commission.



o       STATE REGULATION


    We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Department of Insurance of the State of Nebraska and insurance departments of other jurisdictions.

     We submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purpose of determining solvency and compliance with insurance laws and regulations.

o       LEGAL PROCEEDINGS


     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.


o       INDEPENDENT AUDITORS


     Our Financial Statements as of December 31, 1999 and 1998, and for the three years ended December 31, 1997, 1998 and 1999, and of United of Omaha Separate Account B as of December 31, 1999, and for the two years ended December 31, 1999 and 1998 included in the Registration Statement which incorporates this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in United of Omaha Separate Account B.


o       REPORTS TO YOU


     We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.


                            DO YOU HAVE QUESTIONS?

                    If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this
                    Prospectus to you, or you may contact us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

--------

-------------------------------------------------------------------------------
ILLUSTRATIONS

     [TO BE INCLUDED BY A SUBSEQUENT AMENDMENT TO THE REGISTRATION STATEMENT BEFORE THIS AMENDED REGISTRATION STATEMENT BECOMES EFFECTIVE.]

-------------------------
FINANCIAL STATEMENTS



     [TO BE INCLUDED BY A SUBSEQUENT AMENDMENT TO THE REGISTRATION STATEMENT BEFORE THIS AMENDED REGISTRATION STATEMENT BECOMES EFFECTIVE.]

                                       II-
                           PART II - OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    By a Resolution adopted May 21, 1996, United of Omaha Life Insurance Company's ("United") Board of Directors provides for indemnification of a director, officer or employee to the full extent of the law. Generally, the Nebraska Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of United if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to United, unless a court determines otherwise.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by United of expenses incurred or paid by a director, officer, or controlling person of United in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(E)

    United represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

    The facing sheet.

    A reconciliation and tie of the information shown in the prospectus with the items of Form N-8B-2.

    The prospectus consisting of 36 pages.

    The undertaking to file reports.

    The Rule 484 Undertaking.

    The Section 26(e) Representation.

    The signatures.

    Written consents of the following persons:

        Independent Auditors (included in Exhibit 7)
        Michael E. Huss, Esquire (included in Exhibit 2)
        Robert E. Hupf, F.S.A., M.A.A.A. (included in Exhibit 6)

    The following exhibits:

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------

1.A. (1) Resolution of the Board of Directors of United of Omaha Life Insurance Company establishing the Variable Account. *

     (2)     None.

     (3)(a) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

        (b)  Form of  Broker/Dealer  Supervision  and Sales  Agreement by and
             between  Mutual  of  Omaha  Investor  Services,   Inc.  and  the
             Broker/Dealer. **

        (c)  Commission Schedule for Policies. *****

     (4)     None.

     (5)(a) Form of Policy for the ULTRALIFE flexible premium variable life insurance policy. ****

        (b)  Forms of Riders to the Policy. ****

     (1)     Optional Paid-Up Life Insurance Rider.********

     (2)     Systematic Transfer Enrollment Program Endorsement to the
             Policy *******

     (6)(a) Articles of Incorporation of United of Omaha Life Insurance Company. **

        (b)  Bylaws of United of Omaha Life Insurance Company. *

     (7)     None.

     (8)(a) Participation Agreement by and between United of Omaha Life Insurance Company and the Alger American Fund. **

        (b) Participation Agreement by and between United of Omaha Life Insurance Company and the Insurance Management Series. **

        (c) Participation Agreement by and between United of Omaha Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II. **

        (d) Participation Agreement by and between United of Omaha Life Insurance Company and MFS Variable Insurance Trust. **

        (e) Participation Agreement by and between United of Omaha Life Insurance Company and Pioneer Variable Contracts Trust. **

        (f) Participation Agreement by and between United of Omaha Life Insurance Company and the Scudder Variable Life Investment Fund. **

        (g) Participation Agreement by and between United of Omaha Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series. **

        (h) Participation Agreement by and between United of Omaha Life Insurance Company and Morgan Stanley Universal Fund, et. al. ******

        (i) Participation Agreement by and between United of Omaha Life Insurance Company and BT Insurance Funds Trust. #

     (9)     None.

     (10) Form of Application for the United of Omaha Life Insurance Company ULTRALIFE Flexible Premium Variable Life Insurance Policy. *****

     (11)    Issuance, Transfer and Redemption Memorandum *****

2.   Opinion and Consent of Counsel. #

3.   Not Applicable.

4.   Not Applicable.

5.   Not Applicable.

6.   Opinion and Consent of Actuary. #

7.   Consent of Independent Auditor. #

8.   None

9.   Powers of Attorney.*******


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on December 27, 1996 (File No. 333-18881).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

**** Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on September 15, 1997 (File No. 333-35587).

*****Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on February 5, 1998 (File No. 333-35587).

****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on April 16, 1998 (File No. 333-18881).

******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on February 12, 1999 (File No. 33-35587).

******** Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on April 26, 1999 (File No. 33-35587).

# To be filed by a Post-Effective Amendment filed before the effective date of this Amended Registration.

                                   SIGNATURES

Pursuant to the requirements of theSecurities Act of 1933, the registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement of Form S-6 to be signed on its behalf, in the City of Omaha and State of Nebraska, on February 29, 2000.

                                        UNITED OF OMAHA SEPARATE ACCOUNT B
                                        (Registrant)

                                        UNITED OF OMAHA LIFE INSURANCE COMPANY
                                        (Depositor)

                                        /s/Thomas J. McCusker
                                        ---------------------
                                    By:    Thomas J. McCusker

As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the duties indicated:


SIGNATURES                        TITLE                               DATE

_____*____________________        Chairman of the Board,              2/29/00
John W. Weekly                    Chief Executive Officer

_____*____________________        Director, President,                2/29/00
John A. Sturgeon                  Chief Operating Officer

_____*____________________        Treasurer and Comptroller           2/29/00
Tommie Thompson                   (Principal Financial Officer, and
                                  Principal Accounting Officer)

_____*____________________        Director                            2/29/00
     -
Samuel L. Foggie
_____*___________________         Director                            2/29/00
     -
Carol B. Hallett
_____*___________________         Director                            2/29/00
Jeffrey M. Heller
_____*__________________          Director                            2/29/00
     -
Thomas W. Osborn
_____*___________________         Director                            2/29/00
     -
Richard J. Sampson
_____*___________________         Director                            2/29/00
     -
Oscar S. Straus II
_____*__________________          Director                            2/29/00
Michael A. Wayne



By:  /S/   THOMAS J. MCCUSKER                      Date:  February 29, 2000
     ----------------------------
    Thomas J. McCusker

* Signed by Thomas J. McCusker under Powers of Attorney effective indefinitely as of January 1, 1999, filed as exhibits incorporated by reference in this Post-Effective Amendment No. 4 to the Registration Statement.